Lease obligations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Disclosure of additional information about leasing activities for lessee

Finance lease obligations at December 31, 2018	$199,760
Adjustment on initial adoption of IFRS 16 (note 2 (t))	452,882
Lease obligations - IFRS 16 adjusted	652,642
Additions, net of disposals	168,216
Interest expense	43,288
Lease payments	(145,100)
Effect of movements in exchange rates and other	(541)
Lease obligations at December 31, 2019	718,505
Less: current portion	(89,820)
Lease obligations - non current portion	$628,685

Disclosure of maturity analysis of lease payments
The following table presents the contractual undiscounted cash flows for lease obligations as at December 31, 2019:

	Lease payments	Interest component	Lease obligations
2020	$134,175	$44,355	$89,820
2021	111,305	41,136	70,169
2022	100,715	37,453	63,262
2023	95,606	33,677	61,929
2024	88,445	30,011	58,434
Thereafter	477,850	102,959	374,891
	$1,008,096	$289,591	$718,505

Disclosure of potential lease options

	Lease liabilities recognized (discounted)	Potential future lease payments not included in lease liabilities (undiscounted)
Ocean going vessels	$462,843	$22,464
Terminal and tanks	194,665	31,210
Other	60,997	16,914
Total	$718,505	$70,588